2. Loans: Principal balances on non-accrual loans (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 24,658,842	$ 25,070,209
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	1,374,941	846,894
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 1,036,697	$ 1,009,475